CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS:
Net income	$ 51,110	$ 209,897	$ 77,617
Net (income) loss from discontinued operations	(30,863)	35,699	111,764
Income from continuing operations	20,247	245,596	189,381
Adjustments to reconcile net income to net cash provided by operating activities - continuing operations:
Depreciation and amortization	38,473	35,949	35,506
Stock-based compensation	24,191	25,570	39,178
Goodwill and intangible asset impairments	243,612	0	80,000
Pension and other post-retirement non-cash charges	1,489	464	460
Provision (recovery) for losses on accounts receivable	(473)	188	1,122
Amortization of deferred financing costs and debt discounts	4,106	4,185	4,188
Debt extinguishment, net	0	1,700	437
Deferred income tax benefit	(32,221)	(1,952)	(6,694)
Gain on sale of real estate	0	0	(10,852)
Change in assets and liabilities, net of assets and liabilities acquired:
(Increase) decrease in accounts receivable	2,647	(9,228)	24,334
Decrease in inventories	3,085	24,454	31,627
Increase in prepaid and other assets	(12,847)	(5,671)	(4,057)
Increase (decrease) in accounts payable, accrued liabilities, income taxes payable and operating lease liabilities	14,738	(16,436)	(62,797)
Other changes, net	747	2,551	10,993
Net cash provided by operating activities	307,794	307,370	332,826
CASH FLOWS FROM INVESTING ACTIVITIES - CONTINUING OPERATIONS:
Acquisition of property, plant and equipment	(41,692)	(50,279)	(31,445)
Proceeds (payments) from sale of business, net	0	3,500	(2,568)
Proceeds from sale of property, plant and equipment	9	17	11,853
Other, net	141	0	0
Net cash used in investing activities - continuing operations	(41,542)	(46,762)	(22,160)
CASH FLOWS FROM FINANCING ACTIVITIES - CONTINUING OPERATIONS:
Dividends paid	(39,692)	(35,806)	(133,814)
Purchase of shares for treasury	(183,271)	(309,916)	(163,970)
Proceeds from long-term debt	63,000	217,000	75,094
Payments of long-term debt	(178,524)	(167,367)	(158,017)
Financing costs	0	(907)	(3,025)
Other, net	(131)	(341)	(130)
Net cash used in financing activities - continuing operations	(338,618)	(297,337)	(383,862)
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by operating activities	48,224	69,897	95,944
Net cash provided by (used in) investing activities	7,251	(18,238)	(23,050)
Net cash used in financing activities	(130)	(1,411)	(16,300)
Net cash provided by (used in) discontinued operations	55,345	50,248	56,594
Effect of exchange rate changes on cash and equivalents	1,628	(1,970)	(693)
NET DECREASE IN CASH AND EQUIVALENTS	(15,393)	11,549	(17,295)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	114,438	102,889	120,184
CASH AND EQUIVALENTS AT END OF PERIOD	99,045	114,438	102,889
Supplemental Disclosure of Cash Flow Information:
Cash Interest	92,887	100,676	99,833
Cash paid for taxes	96,244	102,978	70,937
Capital expenditures in accounts payable	$ 425	$ 5,341	$ 3,945